DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES	12 Months Ended
Dec. 31, 2025
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

14. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The Company uses derivative instruments to manage commodity price risk. The Company enters into derivatives to economically hedge its exposure against adverse fluctuations of commodity prices. Generally, derivative instruments are recorded at fair value in other current assets or current liabilities in the Company’s consolidated balance sheets.

The Company’s current assets and liabilities that were accounted for at fair value:

	As of December 31,
	2024	2025
	US$’000	US$’000
Current Asset
Unrealized gain on commodity future contracts	–	9
Current Liabilities
Unrealized losses on commodity future contracts	14	519

The commodity futures contracts are measured at fair value on a recurring basis using the mark-to-market valuations reflected in month-end broker statements, which are based on observable market inputs. Accordingly, these instruments are classified within Level 2 of the fair value hierarchy.

The Effect of Derivative Instruments on the Consolidated Statements of Operations and Comprehensive Income/(Loss)

The table below summarizes the net effect of derivative instruments on the consolidated statements of operations and comprehensive income/(loss) for the years ended December 31, 2023, 2024 and 2025.

	Years ended December 31,
	2023	2024	2025
	US$’000	US$’000	US$’000
Income statement classification
Cost of revenues	831	(27)	1,037